Cover	Jan. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2025
File Number	333-255178
Registrant Name	TRANSUITE.ORG INC.
Entity Central Index Key	0001758699
Tax Identification Number	30-1129581
Incorporation State Country Code	NV
Address Line1	732 S 6TH ST # 4304
Address City	LAS VEGAS
Address State	NV
Address Postal Zip Code	89101
City Area Code	775
Local Phone Number	295-4295
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging growth company	true
extended transition period	false